Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

(4)   Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	September 30,	December 31,
	2023	2022
Prepaid operating expenses	$238,617	$122,428
Contract manufacturers and research organizations	658,188	241,111
Insurance premiums	601,185	1,255,317
Prepaid FICA	422,492	422,492
Deposits	—	9,410
	$1,920,482	$2,050,758

(4)   Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2022	2021
Prepaid operating expenses	$122,428	$61,459
Contract manufacturers and research organizations	241,111	441,593
Insurance premiums	1,255,317	1,393,853
Prepaid FICA	422,492	0
Deposits	9,410	9,410
	$2,050,758	$1,906,315